Note 7 - Related Party Transactions (Details) - USD ($)	6 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Details
Related party notes payable	$ 1,205,072	$ 0
Increase (Decrease) in Due from Related Parties	1,573,591
Costs and Expenses, Related Party	89,408
Repayments of Related Party Debt	$ 457,927